united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 4/30/18

ITEM 1. REPORTS TO SHAREHOLDERS.

Anfield Capital Diversified Alternatives ETF

DALT

April 30, 2018

Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

May 2018

Annual Letter to Shareholders of the Anfield Capital Diversified Alternatives ETF (DALT)

The Anfield Capital Diversified Alternatives ETF successfully launched on September 29, 2017 and now has seven full months of performance under its belt. Overall, we are pleased with the Fund’s performance over a turbulent period for the markets.

Since its inception, DALT has returned 0.96%. Our positions in frontier markets and frontier technology have performed admirably, while a rising interest rate environment hurt our real estate investment trust (“REIT”) positions. We are confident in the Fund’s positioning going forward and believe it is an appropriate vehicle for investors to diversify their portfolios.

Since DALT is still a new Fund, we would like to reinforce its objectives and investment strategy.

Investment Objective

DALT seeks to provide capital growth and income. The Fund invests in a broad spectrum of asset classes with tactical adjustments made by the portfolio management team in an effort to reduce risk and increase return. The portfolio may invest in all domestic and international asset classes, including but not limited to equity, debt, commodities, all categories of alternatives and real estate. The portfolio managers will look to invest in a diverse set of assets classes, typically ten different markets, sectors, and themes with a target of approximately 20 to 30 different positions, dependent on market conditions.

Principal Investment Strategy

DALT is an actively managed exchange traded fund (“ETF”) that is a fund-of-funds. It seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe. The Fund will implement this strategy primarily through investments in unaffiliated ETFs, closed-end funds (“CEFs”), business development companies (“BDCs”) and REITs. The market segments and sectors represented in these securities will typically have a lower correlation to the general equity and fixed income markets and whose performance and volatility is affected by factors different from those that determine the direction of the equity and fixed income markets.

Alternative sectors and asset class categories may include but are not limited to:

●	Frontier technology companies at the forefront of major technical innovations in computing, medical sciences and nano-technology

●	Companies in newly opened or frontier markets, involved in infrastructure development and resource exploitation

●	Traditional alternatives such as private equity, private debt, and hedge funds

●	Long and short positions (including leveraged positions) in stocks, bonds, cash, and derivatives (futures, options, and forward contracts) on individual securities and indices

●	Energy and commodity related securities

●	Long and short volatility strategies

●	Multi-asset / market neutral

●	Absolute return / macro & event driven

●	Real Estate

The equity securities in which the Fund invests will be both domestic and foreign (including emerging markets) and maybe of any market capitalization. The Fund may also invest in convertible and preferred securities. The Fund’s indirect investments in derivatives will be used for both hedging purposes and investment purposes to gain exposure to various market segments.

Market Commentary

●	Global bonds, as measured by the Barclays Global Aggregate index, finished 2017 up 7.4% while global equities, as measured by the MSCI All Country World Index, returned 24%. In the US, the November 2017 through January 2018 rally was propelled in large part by the passing of the GOP’s tax reform package.

●	Fourth quarter 2017 US GDP growth was revised upwards to 2.9 percent on an annualized basis, following strong Q2 and Q3 2017 readings of 3.1 and 3.2 percent, respectively. The US economy grew at an annualized 2.3 percent in Q1 2018, beating expectations of 2 percent growth.

●	A strong January jobs report stoked fears of rising inflation, as the economy added 200,000 jobs (vs. the expected 180,000) and wages grew 2.9%, the fastest since 2009.

●	In its March 2018 meeting, the Federal Reserve (Fed) surprised no one and raised the Federal Funds rate by 25 basis points to a range of 1.50-1.75%. New Fed Chair Jerome Powell reiterated the reality of policy normalization.

●	As a result of geopolitical tensions—including threats of a trade war—the S&P 500 had its first quarterly loss since Q3, 2015. Many dubbed the quarter “the return of volatility”, as January’s strong gains (the S&P 500 returned 5.73%) were given up in February and March.

●	The European Central Bank appeared to hedge on its commitment to policy normalization, as a wave of weak readings weighed investor and economic sentiment.

Market Outlook

●	In the latter half of Q1, 2018, markets were reintroduced to volatility and the fact that asset prices don’t always go up. However, we are still bullish for the remainder of 2018, as the US economy is on strong footing and Q1 earnings growth is beating (already high) estimates.

●	We believe the Fed will continue to normalize short-term interest rates in addition to unwinding its bloated balance sheet. We see them hiking rates two or three more times this year.

●	Geopolitical risks eased in April as trade war tensions moderated and progress was made on the Korean peninsula. The US’ tougher stance on North Korea seems to be bearing fruit, though we remain cautiously optimistic about peace talks—North Korea hasn’t exactly been one to keep its word.

●	On the whole, we believe our 2018 outlook is still in play—a 4th Golden Era of global economic expansion as a result of business friendly policies. This outlook, however, can be derailed by the geopolitical risks briefly touched upon above.

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA

CEO & Founder

[4624-NLD-5/23/2018]

Anfield Capital Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The Fund’s performance figures(*) for the period ended April 30, 2018, compared to its benchmark:

Inception**** through
April 30, 2018
Anfield Capital Diversified Alternatives ETF - NAV	0.96%
Anfield Capital Diversified Alternatives ETF - Market Price	0.86%
Bloomberg Barclays Global Aggregate Bond Index **	0.81%
MSCI All Country World Equity Index ***	5.71%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 30, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	MSCI All Country World Equity Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The index is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading on September 29, 2017.

Comparison of the Change in Value of a $10,000 Investment

Anfield Capital Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
April 30, 2018

Portfolio Composition as of April 30, 2018:

Sectors	Percentage of Net Assets
Listed Business Development Companies	11.8%
Real Estate	10.8%
International	8.5%
Index Related	8.0%
Healthcare	7.9%
Preferred	7.6%
Real Estate Investment Trusts (REITs)	7.3%
Technology	4.8%
Emerging Markets	4.3%
Closed-End Fund	4.2%
Other Assets Less Liabilities	0.7%
Other Investments	24.1%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Capital Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS
April 30, 2018

Shares		Fair Value

	COMMON STOCKS - 15.6%
	FINANCIALS - 3.8%
31,314	Blackstone Group LP	$969,168

	LISTED BUSINESS DEVELOPMENT COMPANIES - 11.8%
64,362	Ares Capital Corp.	1,032,367
55,386	Golub Capital BDC, Inc.	996,948
25,704	Main Street Capital Corporation	970,583
		2,999,898
	TOTAL COMMON STOCK (Cost $4,181,389)	3,969,066

	EXCHANGE TRADED FUNDS - 76.4%
	BROAD MARKET - 4.2%
12,852	iShares Edge MSCI USA Size Factor ETF	1,064,072

	CLOSED-END FUND - 4.2%
100,368	Oxford Lane Capital Corp.	1,076,949

	EMERGING MARKETS - 4.3%
32,742	iShares MSCI Frontier 100 ETF	1,091,291

	EQUITY HEDGE DIVERSIFIED - 4.2%
27,642	First Trust Exchange-Traded Fund III-First Trust	1,066,981

	GLOBAL ALLOCATION - 3.8%
55,386	Arrow Dow Jones Global Yield ETF	961,501

	HEALTHCARE - 7.9%
9,078	iShares Global Healthcare ETF	1,018,189
20,604	Powershares Dynamic Biotechnology & Genome Portfolio	990,640
		2,008,829
	INDEX RELATED - 8.0%
33,048	IQ Merger Arbitrage ETF *	1,017,218
19,890	SPDR Bloomberg Barclays Convertible Securities ETF	1,023,142
		2,040,360
	INTERNATIONAL - 8.5%
21,318	iShares MSCI India Small-Cap ETF	1,045,008
16,932	iShares MSCI South Africa ETF	1,114,803
		2,159,811
	LARGE-CAP - 3.9%
46,104	PowerShares S&P 500 BuyWrite Portfolio	979,710

	MATERIALS - 4.2%
15,504	iShares Global Materials ETF	1,063,729

	PREFERRED - 7.6%
80,478	Global X SuperIncome Preferred ETF	954,469
26,214	iShares US Preferred Stock ETF	973,326
		1,927,795

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2018

Shares		Fair Value

	REAL ESTATE - 10.8%
37,638	IQ US Real Estate Small Cap ETF	$909,711
21,624	iShares Mortgage Real Estate ETF	921,182
12,138	Vanguard Real Estate ETF	923,580
		2,754,473
	TECHNOLOGY- 4.8%
24,480	First Trust Cloud Computing ETF	1,225,958

	TOTAL EXCHANGE TRADED FUNDS (Cost $19,956,259)	19,421,459

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.3%
16,830	CyrusOne, Inc.	901,919
2,244	Equinix, Inc.	944,253
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,985,982)	1,846,172

	TOTAL INVESTMENTS - 99.3% (Cost $26,123,630)	$25,236,697
	OTHER ASSETS LESS LIABILITIES - 0.7%	185,648
	NET ASSETS - 100.0%	$25,422,345

BDC - Business Development Company

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Non-income producing securities.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018

ASSETS
Investment securities:
At cost	$26,123,630
At fair value	$25,236,697
Cash	194,613
Dividends receivable	15,844
Receivable due from Advisor, net	7,346
TOTAL ASSETS	25,454,500

LIABILITIES
Trustee fees payable	2,469
Payable to related parties	1,874
Accrued expenses and other liabilities	27,812
TOTAL LIABILITIES	32,155
NET ASSETS	$25,422,345

Net Assets Consist Of:
Paid in capital (a)	$26,268,813
Undistributed net investment income	36,582
Accumulated net realized gain from security transactions and foreign currency transactions	3,883
Net unrealized depreciation on investments	(886,933)
NET ASSETS	$25,422,345

Net Asset Value Per Share:
Shares:
Net Assets	$25,422,345
Shares of beneficial interest outstanding (a)	2,550,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.97

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2018 *

INVESTMENT INCOME
Dividends	$409,479
TOTAL INVESTMENT INCOME	409,479

EXPENSES
Investment advisory fees	76,366
Legal Fees	58,990
Audit Fees	20,514
Administrative services fees	13,937
Printing and postage expenses	10,543
Compliance officer fees	8,800
Custodian fees	8,223
Transfer agent fees	6,735
Trustees’ fees and expenses	2,525
Other expenses	4,779
TOTAL EXPENSES	211,412
Less: Fees waived and expenses reimbursed by the Advisor	(82,170)
NET EXPENSES	129,242

NET INVESTMENT INCOME	280,237

UNREALIZED LOSS ON INVESTMENTS
Distributions of realized gains by underlying investment companies	4,261
Net change in unrealized depreciation on investments	(886,933)
NET UNREALIZED LOSS ON INVESTMENTS	(882,672)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(602,435)

*	The Anfield Capital Diversified Alternatives ETF commenced operations on September 28, 2017.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2018 **
FROM OPERATIONS
Net investment income	$280,237
Distributions of realized gains by underlying investment companies	4,261
Net change in unrealized depreciation on investments	(886,933)
Net decrease in net assets resulting from operations	(602,435)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(271,057)
Net decrease in net assets from distributions to shareholders	(271,057)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,295,837
Net increase in net assets from shares of beneficial interest	26,295,837

TOTAL INCREASE IN NET ASSETS	25,422,345

NET ASSETS
Beginning of Period	—
End of Period *	$25,422,345
* Includes undistributed net investment income of:	$36,582

SHARE ACTIVITY
Shares Sold	2,550,000
Net increase in shares from beneficial interest outstanding	2,550,000

**	The Anfield Capital Diversified Alternatives ETF commenced operations on September 28, 2017.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
April 30, 2018 (a)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (b)	0.17
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	0.15
Less distributions from:
Net investment income	(0.18)
Total distributions	(0.18)
Net asset value, end of period	$9.97
Market price, end of period	$9.97
Total return (c)(d)(e)(f)	0.96%
Net assets, end of period (000s)	$25,422
Ratio of gross expenses to average net assets (g)(i)	2.13%
Ratio of net expenses to average net assets (g)	1.30%
Ratio of net investment income to average net assets (g)(h)	2.83%
Portfolio Turnover Rate (e)	0%

(a)	The Anfield Capital Diversified Alternatives ETF shares commenced operations on September 28, 2017.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on September 28, 2017 through April 30, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 29, 2017 through April 30, 2018 was 0.96%.

(g)	Annualized.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2018

(1)	ORGANIZATION

The Anfield Capital Diversified Alternatives ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 28, 2017. The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. The Fund’s investment objective is to seek capital growth and income. It seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$969,168	$—	$—	$969,168
Listed Business Development Companies	2,999,898	—	—	2,999,898
Exchange Traded Funds	19,421,459	—	—	19,421,459
Real Estate Investment Trusts (REITs)	1,846,172	—	—	1,846,172
Total	$25,236,697	$—	$—	$25,236,697

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s open tax year ended April 30, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period April 30, 2018, cost of purchases and proceeds from sales of portfolio securities for the Fund amounted to $26,139,731 and $0.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Regents Park. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the fiscal period ended April 30, 2018, the Fund incurred Advisory Fees of $76,366.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 30, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

For the period ended April 30, 2018 the Adviser waived fees in the amount of $82,170. The $82,170 of waived fees are subject to potential recoupment through April 30, 2021.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,087,048 for the Anfield Capital Diversified Alternatives ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$185,768
Gross unrealized depreciation:	$(1,036,119)
Net unrealized depreciation:	$(850,351)

The tax character of distributions paid during the period ended April 30, 2018 is as follows:

Period Ended
April 30, 2018
Ordinary Income	$266,953
Long-Term Capital Gain	4,104
Return of Capital	—
$271,057

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
—	$3,883	$—	$—	$—	$(850,351)	$(846,468)

The difference between book basis and tax basis undistributed net investment income/(loss) and unrealized depreciation from investments is primarily attributable to tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of the reclass of Fund distributions, non-deductible expenses, and tax adjustments for partnerships resulted in reclassifications for the Fund for the fiscal year ended April 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(27,024)	$27,402	$(378)

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPLE INVESTMENT RISKS

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk – Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

BDC Risk – BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust
and the Shareholders of Anfield Capital Diversified Alternatives ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Anfield Capital Diversified Alternatives ETF (the Fund), as of April 30, 2018, and the related statements of operations, changes in net assets and financial highlights for the period from September 28, 2017 (commencement of operations) through April 30, 2018 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, and the results of its operations, the changes in its net assets and its financial highlights for the period from September 28, 2017 (commencement of operations) through April 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error of fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Regent Park advised investment companies since 2015.

Denver, Colorado
June 29, 2018

Anfield Capital Diversified Alternatives ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from November 1, 2017 to April 30, 2018 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	11/1/17	4/30/18	11/1/17-4/30/18*	11/1/17-4/30/18
	$1,000.00	$1,009.60	$6.48	1.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	11/1/17	4/30/18	11/1/17-4/30/18*	11/1/17-4/30/18
	$1,000.00	$1,018.35	$6.51	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Anfield Capital Diversified Alternatives ETF
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	4	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	4	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	4	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Interim Dean (since 2017), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor, University of Washington School of Law (2010-2014)	4	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of April 30, 2018.

**	As of April 30, 2018, the Trust was comprised of 20 active portfolios managed by 9 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for the Affinity Small Cap Fund and Affinity World Leaders Equity ETF each of which are advised by Regents Park Funds, LLC, the Fund’s Adviser, and Anfield Universal Fixed Income Fund, which is advised by Anfield Capital Management, an affiliate of the Fund’s Adviser.

4/30/18 – Two Roads v1

Anfield Capital Diversified Alternatives ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A

Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of April 30, 2018.

**	As of April 30, 2018, the Trust was comprised of 20 active portfolios managed by 9 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for the Affinity Small Cap Fund and Affinity World Leaders Equity ETF each of which are advised by Regents Park Funds, LLC, the Fund’s Adviser, and Anfield Universal Fixed Income Fund, which is advised by Anfield Capital Management, an affiliate of the Fund’s Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848

4/30/18 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Trust Series	2018
Anfield Capital Diversified Alternatives ETF	$16,000

(b)	Audit-Related Fees – None
(c)	Tax Fees

Trust Series	2018
Anfield Capital Diversified Alternatives ETF	$3,000

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended April 30, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: July 6, 2018